Deferred Tax Assets/Liabilities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Deferred Tax Assets/Liabilities
20	DEFERRED TAX ASSETS/LIABILITIES

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Deferred tax assets	1,943	1,580
Deferred tax liabilities	(1,507)	(129)

	436	1,451

Following are the major deferred tax liabilities and assets recognized by the
Group:

Deferred tax asset (net)	Provisions	Accelerated tax depreciation	Undistributed earnings	Others	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
At January 1, 2020	602	(25)	—	384	961
Credit (charge) to profit or loss (Note 26)	538	70	—	(51)	557
Overprovision in prior years (Note 26)	(67)	—	—	—	(67)
Currency alignment	5	(11)	—	6	—

At December 31, 2020	1,078	34	—	339	1,451
Credit (charge) to profit or loss (Note 26)	46	(158)	(1,402)	—	(1,514)
Under (Over) provision in prior years (Note 26)	707	(109)	—	—	598
Currency alignment	(81)	(40)	—	22	(99)

At December 31, 2021	1,750	(273)	(1,402)	361	436

As
 of December 31, 2021, the Group’s undistributed earnings from certain non-U.S. subsidiaries were not indefinitely reinvested. Accordingly, the Group recorded a deferred tax liability of S$1.4 million (2020:S$Nil)
for the estimated taxes associated with the repatriation of these earnings. No deferred tax liability is recognized on temporary differences of S$11.3 million (2020: S$9.3 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timing of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable future. Temporary differences arising in connection with interests in associates are insignificant.